Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000022342 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022342 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000022342 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022342 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000022342 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022342 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000022342 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000022342 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022342 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022342 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022342 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022342 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000022342 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000022342 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000022342 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022342 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000117966 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000117966 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000117966 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000117966 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000117966 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000117966 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000117966 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000117966 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000117966 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000117966 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000117966 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000117966 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000117966 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000117966 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000117966 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000117966 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000117965 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000117965 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000117965 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000117965 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000117965 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000117965 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000117965 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000117965 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000117965 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000117965 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000117965 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000117965 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000117965 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000117965 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000117965 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000117965 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022375 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000022375 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000022375 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000022375 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000022375 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000022375 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000022375 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000022375 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%
C000022375 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000022375 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000022375 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000022375 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000022375 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000022375 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000022375 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000022375 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000022375 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%
C000022375 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000022375 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000022376 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000022376 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000022376 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000022376 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000022376 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000022376 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000022376 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000022376 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%
C000022376 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000022376 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000022376 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000022376 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000022376 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000022376 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000022376 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000022376 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000022376 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%
C000022376 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000022376 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000022374 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000022374 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000022374 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000022374 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000022374 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000022374 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000022374 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000022374 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%
C000022374 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000022374 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000022374 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000022374 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000022374 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000022374 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000022374 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000022374 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000022374 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%
C000022374 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000022374 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000022418 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000022418 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000022418 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000022418 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000022418 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000022418 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000022418 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000022418 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000022418 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000022418 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000022418 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000022418 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000022418 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000022418 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	58.60%
C000022418 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.50%
C000022418 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	1.50%
C000022418 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022418 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.00%
C000022418 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.80%
C000022418 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000022418 [Member] | CZECHIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000022418 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	4.00%
C000022418 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.60%
C000022418 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000022418 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000022418 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000022418 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	35.30%
C000022418 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000022418 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000022418 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000022418 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000022418 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000022418 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000022418 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000022418 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000022418 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000022420 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000022420 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000022420 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000022420 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000022420 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000022420 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000022420 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000022420 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000022420 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000022420 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000022420 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000022420 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000022420 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000022420 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	58.60%
C000022420 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.50%
C000022420 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	1.50%
C000022420 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022420 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.00%
C000022420 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.80%
C000022420 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000022420 [Member] | CZECHIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000022420 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	4.00%
C000022420 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.60%
C000022420 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000022420 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000022420 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000022420 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	35.30%
C000022420 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000022420 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000022420 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000022420 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000022420 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000022420 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000022420 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000022420 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000022420 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000022419 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000022419 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000022419 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000022419 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000022419 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000022419 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000022419 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000022419 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000022419 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000022419 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000022419 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000022419 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000022419 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000022419 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	58.60%
C000022419 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.50%
C000022419 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	1.50%
C000022419 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022419 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.00%
C000022419 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.80%
C000022419 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000022419 [Member] | CZECHIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000022419 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	4.00%
C000022419 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.60%
C000022419 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000022419 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000022419 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000022419 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	35.30%
C000022419 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000022419 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000022419 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000022419 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000022419 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000022419 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000022419 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000022419 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000022419 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000022431 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022431 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000022431 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022431 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000022431 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022431 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000022431 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000022431 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000022431 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022431 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022431 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022431 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022431 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022431 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022431 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022431 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022431 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022431 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022431 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000022431 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000022431 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000022431 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022432 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022432 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000022432 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022432 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000022432 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022432 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000022432 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000022432 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000022432 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022432 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022432 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022432 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022432 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022432 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022432 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022432 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022432 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022432 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022432 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000022432 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000022432 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000022432 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022430 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022430 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000022430 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022430 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000022430 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022430 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000022430 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000022430 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000022430 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022430 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022430 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022430 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022430 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022430 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022430 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022430 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022430 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022430 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022430 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000022430 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000022430 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000022430 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022446 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000022446 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000022446 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022446 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022446 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022446 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000022446 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022446 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022446 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000022446 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022448 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000022448 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000022448 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022448 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022448 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022448 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000022448 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022448 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022448 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000022448 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022447 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000022447 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000022447 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022447 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022447 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022447 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000022447 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022447 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022447 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000022447 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022568 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000022568 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000022568 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	28.20%
C000022568 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000022568 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000022568 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022568 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000022568 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000022568 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
C000022568 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000022568 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000022568 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000022568 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000022568 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000022568 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000022568 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000022568 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000022568 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000022568 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.20%
C000022568 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
C000022568 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000022568 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000022569 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000022569 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000022569 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	28.20%
C000022569 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000022569 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000022569 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022569 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000022569 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000022569 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
C000022569 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000022569 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000022569 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000022569 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000022569 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000022569 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000022569 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000022569 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000022569 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000022569 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.20%
C000022569 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
C000022569 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000022569 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000022567 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000022567 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000022567 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	28.20%
C000022567 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000022567 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000022567 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022567 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000022567 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000022567 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
C000022567 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000022567 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000022567 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000022567 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000022567 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000022567 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000022567 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000022567 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000022567 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000022567 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.20%
C000022567 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
C000022567 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000022567 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000022640 [Member] | Sixty One To 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000022640 [Member] | Thirty One To 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000022640 [Member] | Over 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000022640 [Member] | Zero To 30 days [Member]
Holdings [Line Items]
Percent of Total Investments	73.10%
C000022640 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000022640 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	49.10%
C000022640 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	41.60%
C000022642 [Member] | Sixty One To 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000022642 [Member] | Thirty One To 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000022642 [Member] | Over 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000022642 [Member] | Zero To 30 days [Member]
Holdings [Line Items]
Percent of Total Investments	73.10%
C000022642 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000022642 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	49.10%
C000022642 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	41.60%
C000022641 [Member] | Sixty One To 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000022641 [Member] | Thirty One To 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000022641 [Member] | Over 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000022641 [Member] | Zero To 30 days [Member]
Holdings [Line Items]
Percent of Total Investments	73.10%
C000022641 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000022641 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	49.10%
C000022641 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	41.60%
C000022740 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000022740 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022740 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022740 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000022740 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000022740 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000022740 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000022740 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022740 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022740 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022740 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022740 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022740 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022740 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000022740 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022740 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000022740 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022740 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022740 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022740 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022740 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022740 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000022740 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022741 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000022741 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022741 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022741 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000022741 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000022741 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000022741 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000022741 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022741 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022741 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022741 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022741 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022741 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022741 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000022741 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022741 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000022741 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022741 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022741 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022741 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022741 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022741 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000022741 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022739 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000022739 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022739 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022739 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000022739 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000022739 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000022739 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000022739 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022739 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022739 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022739 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022739 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022739 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022739 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000022739 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022739 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000022739 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022739 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022739 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022739 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022739 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022739 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000022739 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000073237 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000073237 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000073237 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000073237 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000073237 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000073237 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000073237 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000073237 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000073237 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000073237 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000073239 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000073239 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000073239 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000073239 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000073239 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000073239 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000073239 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000073239 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000073239 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000073239 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000073238 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000073238 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000073238 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000073238 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000073238 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000073238 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000073238 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000073238 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000073238 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000073238 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000078286 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000078286 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000078286 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000078286 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000078286 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000078286 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000078286 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000078286 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000078286 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000078286 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078286 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000078286 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000078286 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000078286 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000078286 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000078286 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000078286 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000078286 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000078286 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000078287 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000078287 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000078287 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000078287 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000078287 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000078287 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000078287 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000078287 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000078287 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000078287 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078287 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000078287 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000078287 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000078287 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000078287 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000078287 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000078287 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000078287 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000078287 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000078285 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000078285 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000078285 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000078285 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000078285 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000078285 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000078285 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000078285 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000078285 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000078285 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078285 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000078285 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000078285 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000078285 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000078285 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000078285 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000078285 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000078285 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000078285 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000090651 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000090651 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000090651 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000090651 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000090651 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000090651 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000090651 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000090651 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000090651 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000090651 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000090651 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000090651 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000090650 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000090650 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000090650 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000090650 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000090650 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000090650 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000090650 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000090650 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000090650 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000090650 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000090650 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000090650 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000090649 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000090649 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000090649 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000090649 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000090649 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000090649 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000090649 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000090649 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000090649 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000090649 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000090649 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000090649 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%